Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net Income before noncontrolling interest	$ 15,822	$ 15,821	$ 14,664
Securities available for sale other-than-temporarily impaired:
Total losses	(406)	(995)	(1,839)
Losses recognized in earnings	31	447	1,239
Losses recognized in comprehensive income	(375)	(548)	(600)
Income tax effect	131	192	204
Unrealized holding losses on other-than-temporarily impaired securities available for sale, net of tax	(244)	(356)	(396)
Securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the period	7,832	12,728	(7,614)
Income tax effect	(2,741)	(4,455)	2,589
Gains arising during the year, net of tax	5,091	8,273	(5,025)
(Gains) losses recognized in earnings	(746)	(937)
Income tax effect	261	328
Gains recognized in earnings, net of tax	(485)	(609)
Unrealized holding gains (losses) on securities available for sale not other-than-temporarily-impaired, net of tax	4,606	7,664	(5,025)
Unrealized holding gain (loss) on securities, net	4,362	7,308	(5,421)
Pension and Postretirement Amortization	155	183	185
Income tax effect	(54)	(64)	(63)
Pension and Postretirement Amortization, net of tax	101	119	122
Adjustment to minimum pension liability of the SERP and DRP plan	(195)	(226)	2
Income tax effect	68	79	(1)
Minimum pension liability, net of tax	(127)	(147)	1
Fair value adjustment on derivatives	(211)	(2,631)	(3,070)
Income tax effect	74	921	1,044
Fair value adjustment on derivatives	(137)	(1,710)	(2,026)
Other comprehensive income (loss)	4,199	5,570	(7,324)
Net comprehensive income before noncontrolling interest	20,021	21,391	7,340
Less: net income attributable to the noncontrolling interest	919	911	433
Net comprehensive income attributable to ESB Financial Corporation	$ 19,102	$ 20,480	$ 6,907